As filed with the Securities and Exchange Commission on June 15, 2016
File No. 33-53800
File No. 811-07324

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

PRE-EFFECTIVE AMENDMENT NO. [ ]

POST-EFFECTIVE AMENDMENT NO. [50]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. [51]

 GARDNER LEWIS INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

285 Wilmington-West Chester Pike, Chadds Ford, PA 19317
(Address of Principal Executive Offices, Zip Code)

(513) 587-3400
(Registrant’s Telephone Number, including Area Code)

CT Corporation System
155 Federal Street, Suite 700
Boston, MA 02110
 (Name and Address of Agent for Service)

With a copy to:
Patricia M. Plavko	John H. Lively
Ultimus Fund Solutions, LLC	The Law Offices of John H. Lively & Associates, Inc.
225 Pictoria Drive, Suite 450	A Member Firm of the 1940 Act Law GroupTM
Cincinnati, Ohio 45246	11300 Tomahawk Creek Parkway
Leawood, Kansas 66211

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on June 29, 2016 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(i)

[ ]	on pursuant to paragraph (a)(i)

[ ]	75 days after filing pursuant to paragraph (a)(ii)

[ ]	on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 29, 2016 as the new effective date for Post-Effective Amendment No. 48 to the Registration Statement filed on March 18, 2016 for the Chesapeake Core Growth Fund. This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 48 to the Registration Statement.

OTHER INFORMATION

ITEM 28. EXHIBITS
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(a)(1)	Amended and Restated Declaration of Trust.[2]

(a)(2)	Agreement and Declaration of Trust (to be filed by amendment)

(b)(1)	Amended and Restated Bylaws.[2]

(b)(2)	By-Laws (to be filed by amendment)

(c)	Certificates for shares are not issued. Provisions of the Amended and Restated Declaration of Trust and Amended and Restated Bylaws define the rights of holders of shares of the Trust.

(d)(1)	Investment Advisory Agreement for The Chesapeake Growth Fund between the Registrant and Gardner Lewis Asset Management L.P.1

(d)(2)	Investment Advisory Agreement for The Chesapeake Core Growth Fund between the Registrant and Gardner Lewis Asset Management L.P.3

(d)(3)	Amended Investment Advisory Agreement for The Chesapeake Growth Fund (previously The Chesapeake Core Growth Fund) between the Registrant and Gardner Lewis Asset Management, L.P. (to be filed by amendment)

(e)(1)	Distribution Agreement between the Registrant and Ultimus Fund Distributors, LLC.8

(e)(2)	Amended Distribution Agreement between the Registrant and Ultimus Fund Distributors, LLC (to be filed by amendment)

(e)(3)	Form of Dealer’s Agreement. 6

(f)	Not Applicable.

(g)(1)	Custody Agreement between the Registrant and U.S. Bank, N.A.5

(g)(2)	First Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. 8

(g)(2)	Second Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. (to be filed by amendment)

(h)(1)	Amended Mutual Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC9

(h)(2)	Second Amended Mutual Fund Services Agreement between Registrant and Ultimus Fund Solutions, LLC (to be filed by amendment)

(i)(1)	Legal Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc., Counsel (to be filed by amendment).

(i)(2)	Legal Opinion of The Law Offices of John H. Lively & Associates, Inc., Counsel, with respect to the Federal Income Tax Consequences of the Reorganization of the Chesapeake Growth Fund into the Chesapeake Core Growth Fund, a series of a Delaware Statutory Trust (to be filed by amendment).

(i)(2)	Legal Opinion of The Law Offices of John H. Lively & Associates, Inc., Counsel, with respect to the Federal Income Tax Consequences of the Redomiciliation of the Chesapeake Core Growth Fund into a Delaware Statutory Trust (to be filed by amendment).

(j)	Consent of BBD, LLP, Independent Registered Public Accounting Firm (to be filed by amendment)

(k)	Not applicable.

(l)	Not applicable.

(m)	Distribution Plan under Rule 12b-1 for the Registrant regarding The Chesapeake Core Growth Fund.4

(p)(1)	Amended and Restated Code of Ethics for the Registrant.5

(p)(2)	Amended and Restated Code of Ethics for Gardner Lewis Asset Management L.P.6

(p)(3)	Code of Ethics of Ultimus Fund Distributors, LLC. 7

(q)(1)	Powers of Attorney for Jack E. Brinson and Theo H. Pitt, Jr. 7

(q)(2)	Powers of Attorney for Theo H. Pitt, Jr., James H. Speed, Jr. (to be filed by amendment)

1.	Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 5 on Form N-1A filed on January 27, 1994 (File No. 33-53800).

2.	Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 7 on Form N-1A filed on February 3, 1995 (File No. 33-53800).

3.	Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 14 on Form N-1A filed on September 3, 1997 (File No. 33-53800).

4.	Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 27 on Form N-1A filed on February 28, 2003 (File No. 33-53800).

5.	Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 32 on Form N-1A filed on February 28, 2008 (File No. 33-53800).

6.	Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 33 on Form N-1A filed on March 2, 2009 (File No. 33-53800).

7.	Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 38 on Form N-1A filed on February 28, 2012 (File No. 33-53800).

8.	Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 40 on Form N-1A filed on February 28, 2013 (File No. 33-53800).

9.	Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 44 on Form N-1A filed on March 2, 2015 (File No. 33-53800).

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

No person is controlled by or under common control with the Registrant.

ITEM 30. INDEMNIFICATION

The Amended and Restated Declaration of Trust and Bylaws of the Registrant contain provisions covering indemnification of the officers and trustees. The following are summaries of the applicable provisions.

The Registrant's Amended and Restated Declaration of Trust provides that every person who is or has been a trustee, officer, employee or agent of the Registrant and every person who serves at the trustees' request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a trustee, officer, employee or agent of the Registrant or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Registrant and against amounts paid or incurred by him in the compromise or settlement thereof.

No indemnification will be provided to a trustee or officer: (i) against any liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"); (ii) with respect to any matter as to which he shall, by the court or other body by or before which the proceeding was brought or engaged, have been finally adjudicated to be liable by reason of disabling conduct; (iii) in the absence of a final adjudication on the merits that such trustee or officer did not engage in disabling conduct, unless a reasonable determination, based upon a review of the facts that the person to be indemnified is not liable by reason of such conduct, is made by vote of a majority of a quorum of the trustees who are neither interested persons nor parties to the proceedings, or by independent legal counsel, in a written opinion.

The rights of indemnification may be insured against by policies maintained by the Registrant, will be severable, will not affect any other rights to which any trustee, officer, employee or agent may now or hereafter be entitled, will continue as to a person who has ceased to be such trustee, officer, employee, or agent and will inure to the benefit of the heirs, executors and administrators of such a person; provided, however, that no person may satisfy any right of indemnity or reimbursement except out of the property of the Registrant, and no other person will be personally liable to provide indemnity or reimbursement (except an insurer or surety or person otherwise bound by contract).

Article VIII of the Registrant's Bylaws provides that the Registrant will indemnify each trustee and officer to the full extent permitted by applicable federal, state and local statutes, rules and regulations and the Declaration of Trust, as amended from time to time. With respect to a proceeding against a trustee or officer brought by or on behalf of the Registrant to obtain a judgment or decree in its favor, the Registrant will provide the officer or trustee with the same indemnification, after the same determination, as it is required to provide with respect to a proceeding not brought by or on behalf of the Registrant.

This indemnification will be provided with respect to an action, suit or proceeding arising from an act or omission or alleged act or omission, whether occurring before or after the adoption of Article VIII of the Registrant's Bylaws.

In addition to foregoing statements, the Registrant has entered into Investment Advisory Agreements with its investment advisor and a Distribution Agreement with its principal underwriter. These agreements provide indemnification for the respective investment advisor, principal underwriter and their affiliates. Some of these persons may also be serving as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Amended and Restated Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (the “Commission”), such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR

Gardner Lewis Asset Management L.P. serves as the investment adviser to the series of the Registrant (the “Advisor”). See the section entitled "Management of the Fund – Investment Advisor" in the Prospectuses and Statements of Additional Information for each Fund and the Advisor's Form ADV filed with the Commission, which is hereby incorporated by reference, for the activities and affiliations of the officers and directors of the Advisor who serve the same roles for the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisor is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisor currently serves as investment advisor to numerous institutional and individual clients.

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter for the Registrant. The Distributor also acts as principal underwriter for the following registered investment companies:

AlphaMark Investment Trust	WST Investment Trust
The Berwyn Funds	Profit Funds Investment Trust
CM Advisors Family of Funds	Papp Investment Trust
The Cutler Trust	Schwartz Investment Trust
Stralem Fund	Ultimus Managers Trust
The Investment House Funds	Williamsburg Investment Trust
Hussman Investment Trust	TFS Capital Investment Trust
Piedmont Investment Trust	First Western Funds Trust
BPV Family of Funds	Eubel Brady & Suttman Mutual Fund Trust

(b) The table below provides information for each director, officer or partner of the Distributor:

Name and Principal	Positions with Principal Underwriter	Positions with Registrant
Robert G. Dorsey	President/Managing Director	Vice President
Mark J. Seger	Treasurer/Managing Director	Assistant Treasurer
Tina H. Bloom	Vice President	Secretary
Wade R. Bridge	Vice President	Assistant Secretary
Craig J. Hunt	Vice President	None
Douglas K. Jones	Vice President	None
Kristine M. Limbert	Vice President	None
Jeffrey D. Moeller	Vice President	None
Nancy A. Aleshire	Vice President	None
Stephen L. Preston	Vice President/ Chief Compliance Officer	AML Compliance Officer/Assistant Vice President

The address of all of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c) Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of the Trust’s administrator, accounting and transfer agent service provider, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant’s custodian, U.S. Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202. The records required to be maintained under Rule 31a-1 (b)(5), (6) and (9) are maintained at the offices of the Registrant’s investment adviser, Gardner Lewis Asset Management L.P., 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

ITEM 34. MANAGEMENT SERVICES

Not Applicable.

ITEM 35. UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 50 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chadds Ford and State of Pennsylvania, on the 15th day of June, 2016.

Gardner Lewis Investment Trust
(Registrant)

/s/ W. Whitfield Gardner
W. Whitfield Gardner
Chairman of the Board of Trustees and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 50 to the Registration Statement has been signed below by the following persons in the capacities and on the 15th day of June 2016:

/s/ W. Whitfield Gardner		Chairman
W. Whitfield Gardner		and Chief Executive Officer

/s/ Theresa M. Bridge		Treasurer,
Theresa M. Bridge		Chief Financial Officer
and Principal Accounting Officer

*		Trustee
Jack E. Brinson

*		Trustee
Theo H. Pitt, Jr.

By:	/s/ Tina H. Bloom
Tina H. Bloom, Attorney-in-Fact*